Schedule VI - Supplementary Information Concerning Property/Casualty Insurance Operations	12 Months Ended
Dec. 31, 2015
Supplemental Information for Property, Casualty Insurance Underwriters [Abstract]
Schedule VI - Supplementary information concerning property/casualty (re)insurance operations
SCHEDULE VI
SUPPLEMENTAL INFORMATION
CONCERNING PROPERTY/CASUALTY (RE)INSURANCE OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(U.S. dollars in thousands)	Deferred Acquisition Costs and Value of Business Acquired	Reserves for Losses and Loss Expenses	Reserves for Unearned Premiums	Net Earned Premiums	Net Investment Income	Losses and Loss Expenses incurred related to		Net Paid Losses and Loss Expenses	Amortization of Deferred Acquisition Costs	Net Premiums Written
						Current Year	Prior Year
2015	$893,111	$25,439,744	$7,043,383	$8,164,184	$644,312	$5,072,830	$(306,630)	$5,374,652	$1,306,654	$7,888,824
2014	$357,067	$19,353,243	$3,973,159	$5,717,438	$642,492	$3,513,465	$(255,072)	$3,821,335	$724,003	$5,767,209
2013	$537,473	$20,481,065	$3,846,568	$6,014,099	$671,071	$4,021,353	$(289,889)	$3,828,139	$882,658	$5,903,982